PREPAID EXPENSES-RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Prepaid Expenses-related Parties
PREPAID EXPENSES-RELATED PARTIES

NOTE 3 – PREPAID EXPENSES-RELATED PARTIES

At December 31, 2024 and 2023, and in association with the Master Services Agreement and Statement of Work with our related party Contracted Pharmacy, the Company prepays the related party Contracted Pharmacy as a retainer to be credited towards future product sales. As of December 31, 2024 and December 31, 2023, the balance was $-0- and $60,953, respectively.